Financial instruments by category	12 Months Ended
Dec. 31, 2022
Financial instruments by category
Financial instruments by category

15   Financial instruments by category

The Group holds the following financial instruments:

		As at December 31,
	Note	2021	2022
		RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
- Trade receivables	18	891,174	940,989
- Prepayments and other receivables (excluding non-financial asset items)	19	543,538	816,179
- Financial assets measured at amortized cost from banking operations	20	13,385	44
- Restricted cash and time deposits over three months	22	1,060,427	343,814
- Cash and cash equivalents	23	1,399,370	1,907,776
Financial assets measured at fair value through other comprehensive income (FVOCI)	16	1,122,998	2,054,541
Financial assets at fair value through profit or loss (FVPL)	21	2,071,653	690,627
Derivative financial asset
- Held at FVPL	31	—	56,363
Total		7,102,545	6,810,333

Financial liabilities
Liabilities at amortized cost
- Trade and other payables (excluding non-financial liability items)		1,464,750	1,355,329
- Short-term borrowings	28	815,260	289,062
- Customer deposits	29	1,350,171	1,929,183
- Other financial liablilties from virtual bank	30	—	89,327
Derivative financial liability
- Held at FVPL	31	190,971	9,568
Total		3,821,152	3,672,469